ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued wages and bonuses	$ 2,244	$ 2,862
Accrued legal and professional fees	301	278
Payables for acquisition of property, plant and equipment	156	898
Payables for acquisition of intangible assets	1,112	2,183
Value added tax payable for acquisition of intangible assets	105
Royalty fees payable	791	912
Accrued consulting fees	188	188
Share repurchase fee payable	170	41
Payables for insurance premium	10	33
Accrued share option management fee	5	34
Customer advance	30	88
Accrued sales discount	254
Others	761	894
Accrued expenses and other current liabilities	$ 6,127	$ 8,411